Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock-Based Compensation
Schedule of stock option activity

	Stock Option
			Weighted Average
			Remaining
	Number of	Weighted Average	Contractual Life	Aggregate
	Options	Exercise Price	(Years)	Intrinsic Value
Outstanding as of December 31, 2020	14,713	$4.47	7.79	$181,914
Options granted	1,707	30.95	—	—
Options exercised	(1,710)	3.28	—	—
Options forfeited	(271)	7.15	—	—
Outstanding as of September 30, 2021	14,439	$7.70	7.41	$383,974
Options expected to vest as of September 30, 2021	4,136	$16.20	8.90	$75,637
Options exercisable as of September 30, 2021	6,404	$3.68	6.70	$195,205

	Stock Option
			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual Life	Aggregate
	Options	Exercise Price	(Years)	Intrinsic Value
Outstanding as of January 1, 2018	15,180	$2.11	9.85	$—
Options granted	3,995	2.33	—	—
Options exercised	2	2.00	—	—
Options forfeited	631	2.67	—	—
Outstanding as of December 31, 2018	18,542	2.14	8.93	5,277
Options granted	1,563	5.04	—	—
Options exercised	65	2.43	—	—
Options forfeited	384	2.90	—	—
Outstanding as of December 31, 2019	19,656	2.35	8.04	$86,024
Options granted	4,293	$9.19	—	—
Options exercised	254	$2.89	—	—
Options forfeited	8,982	$2.13	—	—
Outstanding as of December 31, 2020	14,713	4.47	7.79	$181,914
Options expected to vest as of December 31, 2020	5,269	$7.17	—	50,983
Options exercisable as of December 31, 2020	5,480	$2.52	—	78,389

Schedule of Black-Scholes-Merton option-pricing model

2021
Risk - free interest rate (percentage)	0.6. - 1.1
Expected term (years)	5.9 - 6.1
Expected dividend yield (percentage)	—
Expected volatility (percentage)	42.1 - 43.6

	2020	2019	2018
Risk‑free interest rate (percentage)	0.3 ‑ 1.6	1.6 ‑ 2.6	2.3 ‑ 3.1
Expected term (years)	5.3 ‑ 6.3	5.6 ‑ 6.1	5.9 ‑ 6.3
Expected dividend yield (percentage)	—	—	—
Expected volatility (percentage)	39.9 ‑ 44.1	35.4 ‑ 40.9	34.5 ‑ 35.4

Schedule of restricted stock activity

	Restricted Stock
	Number of	Weighted Average
	Shares	Grant Date Fair Value
Outstanding as of December 31, 2020	1,261	$7.74
Granted	1,720	30.88
Vested	(322)	8.97
Forfeited	(4)	35.54
Outstanding as of September 30, 2021	2,655	$22.54
Expected to vest as of September 30, 2021	2,330

	Restricted Stock
		Weighted
		Average Grant
	Number of	Date Fair
	Shares	Value
Outstanding as of December 31, 2019	37	$3.72
Granted	1,510
Vested	185
Forfeited	101
Outstanding as of December 31, 2020	1,261	$7.74
Expected to vest as of December 31, 2020	1,149

Schedule of stock-based compensation expense

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2021	2020	2021	2020
Product development	$1,239	$212	$1,953	$465
Sales, marketing and customer support	1,423	305	3,743	869
General and administrative	2,186	1,102	6,404	2,227
Total stock-based compensation	$4,848	$1,619	$12,100	$3,561

	December 31,
	2020	2019	2018
Cost of Revenue	$—	$8	$6
Product Development	673	305	219
Sales, Marketing and Customer Support	6,151	450	287
General and administrative	13,703	917	930
Total Stock‑Based Compensation	$20,527	$1,680	$1,442

Non‑cash stock‑based compensation expense	$5,984	$1,680	$1,442
Cash‑based compensation expense(a)	14,543	—	—
Total Stock‑Based Compensation	$20,527	$1,680	$1,442
(a)	Includes incremental cash-based compensation paid in connection with repurchased and cancelled stock options of 956 that contain both market-based and performance-based vesting conditions.